Stockholders' equity (Details) - Class B common stock	6 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Class of Stock [Line Items]
Common stock, conversion ratio	1
Shares converted (in shares)	9,625,000	3,500,000